Related-Party Transactions	12 Months Ended
Dec. 31, 2014
Related-Party Transactions

(17) Related-Party Transactions

(a)	Loans to Affiliates

The Company held related-party invested assets of $850,115 and $1,191,170 at December 31, 2014 and 2013, respectively, representing 0.95% and 1.58% of total invested assets for the respective years. The 2014 balance comprises the investment in the Cash Pool as discussed in note 6. The Company does not foresee a credit risk with these investments given the financial strength of Allianz SE, which currently has an A.M. Best rating of A+ and a S&P rating of AA.

In 2003, the Company entered into an agreement to lend Allianz SE $350,000. In 2004, the Company transferred, in the form of a dividend, a portion of the loan to AZOA with a carrying value of $90,000. In 2006, the Company transferred, in the form of a dividend, an additional portion of the loan to AZOA with a carrying amount of $130,000. The loan was paid off with year-to-date principal payments received through December 31, 2013, in the amount of $28,725. The interest rate was 5.18%. Interest of $1,029 and $2,466 was earned during 2013 and 2012, respectively, and is included in interest and similar income, net on the Consolidated Statements of Operations.

(b)	Real Estate

The Company has real estate investment properties leased to affiliates. The Company reported $0, $1,462, and $1,045, 2014, 2013, and 2012, respectively, for rental income, which is included in interest and similar income, net on the Consolidated Statements of Operations. This property was sold in 2013. The Company has agreements to sublease office space to related parties, wholly owned by the same parent company, AZOA. The Company received rental income of $1,281, $1,502, and $881 in 2014, 2013, and 2012, respectively, which is included in other revenue on the Consolidated Statements of Operations. Related to this agreement, the Company had a receivable balance of $34 at both December 31, 2014 and 2013. In addition, the Company leases office space from Fireman’s Fund Insurance Company (FFIC) pursuant to a sublease agreement. In connection with this subleasing arrangement, the Company has incurred rent expense of $32, $29, and $26, in 2014, 2013, and 2012, respectively, which is included in general and administrative expenses on the Consolidated Statements of Operations.

(c)	Service Fees

The Company incurred fees for services provided by affiliated companies of $40,985, $40,096, and $35,713 in 2014, 2013, and 2012, respectively. The Company’s liability for these expenses was $7,197 and $7,054 at December 31, 2014 and 2013, respectively, and is included in other liabilities on the Consolidated Balance Sheets. On a quarterly basis, the Company pays the amount due through cash settlement.

The Company earned revenues for various services provided to affiliated companies of $4,711, $6,325, and $5,666, in 2014, 2013, and 2012, respectively. The receivable for these revenues was $269 and $642 at December 31, 2014 and 2013, respectively, and is included in receivables on the Consolidated Balance Sheets. On a quarterly basis, the Company receives payment through cash settlement.

The Company has agreements with its affiliates Pacific Investment Management Company (PIMCO), Oppenheimer Capital LLC (OpCap), and with certain other related parties whereby (1) specific investment options managed by PIMCO and OpCap are made available through the Company’s separate accounts to holders of the Company’s variable annuity products, (2) the Company receives compensation for providing administrative and recordkeeping services relating to the investment options managed by PIMCO and OpCap. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the contractholders was $16,260, $16,516, and $15,233 during 2014, 2013, and 2012, respectively, which is included in fee and commission revenue on the Consolidated Statements of Operations. At December 31, 2014 and 2013, $1,281 and $2,780, respectively, were included for these fees in receivables on the Consolidated Balance Sheets. Expenses incurred to these affiliates for management of subadvised investment options were $848, $1,060, and $1,513 during 2014, 2013, and 2012, respectively, which are included in general and administrative expenses on the Consolidated Statements of Operations. The related payable to these affiliates was $69 at both December 31, 2014 and 2013 and is included in other policyholder funds on the Consolidated Balance Sheets.

(d)	Capital Contributions and Dividends

The Company paid cash dividends to AZOA of $250,000, $650,000, and $150,000 in 2014, 2013, and, 2012 respectively.

(e)	Reinsurance

On October 1, 2010, the Company created a subsidiary named Allianz Annuity Company of Missouri (AAMO), a captive reinsurance entity domiciled in Missouri with a $250 capital contribution. On December 22, 2010, an additional capital contribution was made for $288,234 to AAMO. On December 31, 2010, the Company ceded to AAMO, on a combined funds withheld coinsurance basis and modified coinsurance basis, a 20% quota share of the Company’s net liability of certain variable annuity policies written directly by the Company. The impact of this reinsurance agreement is eliminated through consolidation.

On September 29, 2009, the Company created a subsidiary named Allianz Life of Missouri, LLC (AZLMO), a captive reinsurance entity domiciled in Missouri with a $250 capital contribution. On December 31, 2009, the Company ceded to AZLMO, on a coinsurance basis and modified coinsurance basis, a 100% quota share of the Company’s net liability of level term life insurance policies and certain universal life insurance policies written directly by the Company. A letter of credit was issued under an existing letter of credit facility in which Allianz SE is the applicant and the face amount of the letter of credit is in a qualifying trust established by AZLMO. On December 31, 2009, an additional capital contribution was made for $282,000 to AZLMO. The impact of this reinsurance agreement is eliminated through consolidation. During 2010, the Company created a subsidiary named Allianz Life Insurance Company of Missouri, which was merged with AZLMO. There was no financial impact to the Company’s consolidated financial statements as a result of the merger.

The Company has reinsurance recoverables and receivables due to reinsurance agreements with other affiliated entities. Total affiliated reinsurance recoverables and receivables were $173 and $226 as of December 31, 2014 and 2013, respectively, and are included in reinsurance recoverables and receivables on the Consolidated Balance Sheets.

(f)	Line of Credit Agreement

In 2013, the Company entered into a line-of-credit agreement with its subsidiary, Allianz Life Insurance Company of New York, to provide liquidity, as needed. The Company’s lending capacity under the agreement is limited to 5% of the General Account admitted assets of Allianz Life Insurance Company of New York as of the preceding year-end. There are no amounts outstanding under the line of credit agreement and no amounts have been borrowed during the years ended December 31, 2014 and 2013.

(g)	Minority Interest Transactions

The Company held a minority equity interest in a certain field marketing organization (FMO). A put option within the stockholders agreement was exercised, which required the Company to purchase all of the remaining stock in the FMO. In lieu of purchasing the remaining stock, the Company purchased a put option for $6,500 on December 3, 2014, and subsequently cancelled it. Simultaneously, the FMO purchased the minority interest for $500. The Company recorded a loss of $6,500 related to the purchase of the put option. As part of the sale of the minority equity interest, goodwill of $1,496 was eliminated.